Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income taxes	$ 64	$ 0	$ 0
Income tax relating to components of other comprehensive income	0
Deductible temporary differences for which no deferred tax asset is recognised	10,919	3,557	1,983
Effect of expenses not deductible	$ (2,229)	$ (74)	$ (592)